CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 194	$ 709
Equity	34,974	36,456	$ 29,979	$ 26,286
Non Recourse Borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	31,206	30,588
Deferred financing fees	168	171
Unamortised premiums	(181)	(145)	(11)
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,515	3,147
Deferred income tax liabilities, net	0	0
Total capitalization	$ 14,325	$ 13,435
Debt to total capitalization	25.00%	23.00%
Debt to total capitalization (market value)	14.00%	15.00%
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	$ 35,070	$ 34,051
Deferred income tax liabilities, net	8,902	8,109
Total capitalization	$ 78,946	$ 78,616
Debt to total capitalization	44.00%	43.00%
Debt to total capitalization (market value)	39.00%	40.00%
Non-controlling interest
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 30,370	$ 32,218
Non-controlling interest | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	0	0
Non-controlling interest | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	24,164	26,168
Preferred equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	563	537
Preferred equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	563	537
Perpetual subordinated notes
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	737	592	592
Perpetual subordinated notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	737
Perpetual subordinated notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	737	737
Preferred limited partners’ equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	634	$ 760	$ 760
Preferred limited partners’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	634
Preferred limited partners’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	634	634
Unitholders’ equity | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	8,876	8,380
Unitholders’ equity | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	8,876	8,380
Commercial paper | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	194	431
Commercial paper | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	194	431
Medium term notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,187	3,008
Deferred financing fees	23	16
Medium term notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	3,187	3,008
Hybrid notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	328	139
Hybrid notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	328	139
Non Recourse Borrowings | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	0	0
Non Recourse Borrowings | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Carrying value	31,555	30,904
Subscription Facility | Brookfield Renewable
Disclosure of objectives, policies and processes for managing capital [line items]
Consolidated non-recourse borrowings	1,569	1,494
Available portion of corporate credit facilities | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	0	240
Available portion of corporate credit facilities | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	$ 0	$ 240